Details of Significant Accounts - Summary of Analysis of Total Provisions (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Non-current	$ 215	$ 6,432	$ 6,922